Stock-Based Compensation - Additional Information (Detail) AUD / shares in Units, AUD in Millions, $ in Millions								1 Months Ended		12 Months Ended
	Dec. 09, 2015 shares	Sep. 16, 2015 shares	Sep. 14, 2015 shares	Dec. 09, 2014 shares	Sep. 16, 2014 shares	Jun. 06, 2014 shares	Jun. 07, 2012 shares	Aug. 31, 2007 shares	Nov. 30, 2006 shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 AUD AUD / shares shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 AUD shares	Mar. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost | $										$ 14.0
Estimated weighted average amortization, period of recognition										1 year 6 months	1 year 6 months
Issue of shares authorized										5,000,000		2,000,000	2,000,000
Restricted stock units granted										1,410,560	1,410,560	1,192,225	1,192,225
Restricted stock units outstanding										4,049,454		4,008,001	4,008,001	3,883,918
Intrinsic value of stock options exercised | AUD											AUD 2.9		AUD 3.6
Excess tax benefits from share-based awards | $										$ 0.4		$ 1.4		$ 5.6
Closing stock price | AUD / shares											AUD 17.86
Restricted stock units vested										1,219,352	1,219,352	774,675	774,675
Unvested restricted stock units cancelled										149,755	149,755	293,467	293,467
Scorecard LTI - cash settled units granted under the terms of LTIP		566,936			454,179
Average closing price period		20 days			20 days
Restricted Stock Units Performance Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted		503,944			403,716		266,627
Restricted stock units vested							237,239			331,146	331,146
Restricted stock unit deferred vesting period					3 years
Unvested restricted stock units cancelled			82,794
Restricted Stock Units Service Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted	327,354			329,192
Restricted stock units vested										228,481	228,481	222,885	222,885
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted		579,262			459,317
Restricted stock units vested										659,725	659,725	313,865	313,865
Long Term Incentive Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted			288,552			445,141
Long Term Incentive Award [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted			506,627			716,536
Average closing price period						10 days
Long Term Incentive Award [Member] | Maximum [Member] | James Hardie Industries Plc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average closing price period			20 days
Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unexercised options expiration year										10 years	10 years
Restricted stock units outstanding										3,347,644
LTI units granted										10,163,138	10,163,138
Granted options								1,016,000	1,132,000
Options outstanding										0	0
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorized										45,077,100
Percentage of options exercised after first year										25.00%	25.00%
Percentage of options exercised after second year										25.00%	25.00%
Percentage of options exercised after third year										50.00%	50.00%
Unexercised options expiration year										10 years	10 years
Unexercised options expiration days										90 days	90 days
Restricted stock units granted										327,354	327,354	329,192	329,192
Restricted stock units outstanding										701,810